AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 28, 2024.

No. 811-22704

No. 333-180879

FORM N-1A

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 241	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 243	☒

(Check appropriate box or boxes)

CAMBRIA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

3300 Highland Avenue

Manhattan Beach, CA 90266

(Address of Principal Executive Offices, Zip Code)

(310) 683-5500

(Registrant’s Telephone Number, including Area Code)

Corporation Service Company

2711 Centreville Road

Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 27, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 241 to the Registration Statement on Form N-1A for Cambria ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until June 27, 2024, the effectiveness of Post-Effective Amendment No. 235 (“PEA No. 235”), which was filed with the Commission via EDGAR Accession No. 0001213900-24-023063 on March 15, 2024, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act as it applies solely to the Cambria LargeCap Shareholder Yield ETF. Since no other changes are intended to be made to PEA No. 235 by means of this filing, Parts A, B and C of PEA No. 235, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Cambria LargeCap Shareholder Yield ETF is incorporated herein by reference to Part A of PEA No. 235.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Cambria LargeCap Shareholder Yield ETF is incorporated herein by reference to Part B of PEA No. 235.

PART C – OTHER INFORMATION

The Part C for the Cambria LargeCap Shareholder Yield ETF is incorporated herein by reference to Part C of PEA No. 235.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 241 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Manhattan Beach and State of California, on the 28th day of May, 2024.

CAMBRIA ETF TRUST

By:	/s/ Mebane Faber
Mebane Faber
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Aaron Perkovich	Treasurer and Principal Financial Officer	May 28, 2024
Aaron Perkovich*	(Principal Accounting Officer)

/s/ Mebane Faber	President and Trustee	May 28, 2024
Mebane Faber

/s/ Cullen Roche	Trustee	May 28, 2024
Cullen Roche*

/s/ Dennis G. Schmal	Trustee	May 28, 2024
Dennis G. Schmal*

/s/ Thomas M. Turner, Jr.	Trustee	May 28, 2024
Thomas M. Turner, Jr.*

*/s/ Mebane Faber
Mebane Faber Attorney-in-Fact Pursuant to Power of Attorney